Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 4,623	$ 7,218
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	3,000	3,900
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 1,600	$ 3,300